Note 13 - Employee Defined Contribution Plan	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Retirement Benefits [Text Block]
13.	Employee Defined Contribution Plan

Obligations for contributions to defined contribution retirement plans for full-time employees in Hong Kong and United States, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance and Section 401(k) of the Internal Revenue Code, are recognized as expenses in the income statement as incurred. The total amounts for such employee benefits for the continuing operations were approximately US$82 and US$12 and US$10 for the years ended June 30, 2024, 2025 and 2026, respectively.